Capital management - ING capital position (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Capital Management [Line Items]
Shareholders' equity	€ 57,004	€ 52,802	€ 52,640	€ 51,889
Supplementary capital Tier 2 bonds subject to CRR/CRD IV grandfathering rules		153
Fully-loaded
Disclosure Of Capital Management [Line Items]
Shareholders' equity	49,909	53,919
- Reserved profit not included in CET1 capital	(1,411)	(1,568)
- Other adjustments	(537)	(2,590)
Regulatory adjustments	(1,948)	(4,159)
Available common equity Tier 1 capital	47,961	49,760
Additional Tier 1 securities CRR/CRD IV-compliant	6,295	6,808
Regulatory adjustments additional Tier 1	60	50
Available Tier 1 capital	54,316	56,618
Supplementary capital Tier 2 bonds CRR/CRD IV-compliant	10,046	9,341
Regulatory adjustments Tier 2	(32)	(158)
Available Total capital	64,330	65,801
Risk weighted assets	€ 331,520	€ 313,064
Common equity Tier 1 ratio	14.47%	15.89%
Tier 1 ratio	16.38%	18.09%
Total capital ratio	19.40%	21.02%